Long-Term Debt (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011
Total long-term debt	$ 1,805.9	$ 1,408.0
Fair value hedge	3.2	3.7
Less issuance discount	(5.5)	(4.4)
Total long-term debt less issuance discount	1,803.6	1,407.3
Less current portion	(349.9)	0
Long-term debt, excluding current portion	1,453.7	1,407.3
5.625% Senior Notes Due October 2012
Total long-term debt	350.0	350.0
Debt instrument, interest rate, stated percentage (percentage)	5.625%
Maturity date of debt	Oct. 01, 2012
7.125% Debentures Due February 2016
Total long-term debt	100.0	100.0
Debt instrument, interest rate, stated percentage (percentage)	7.125%
Maturity date of debt	Feb. 01, 2016
6.200 Percent Senior Notes Due October 2017
Total long-term debt	500.0	500.0
Debt instrument, interest rate, stated percentage (percentage)	6.20%
Maturity date of debt	Oct. 01, 2017
4.500% Senior Notes Due October 2021
Total long-term debt	400.0	0
6.000% Senior Notes Due August 2035
Total long-term debt	150.0	150.0
Debt instrument, interest rate, stated percentage (percentage)	6.00%
Maturity date of debt	Aug. 01, 2035
6.800% Senior Notes Due October 2037
Total long-term debt	300.0	300.0
Debt instrument, interest rate, stated percentage (percentage)	6.80%
Maturity date of debt	Oct. 01, 2037
ESOP Loan With Variable Rate Of Interest Due December 2018
Total long-term debt	$ 5.9	$ 8.0
Debt instrument, interest rate, stated percentage (percentage)	0.59%
Maturity date of debt	Dec. 01, 2018